MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-3

Collection Period	2/1/13-2/28/13
Determination Date	3/11/2013
Distribution Date	3/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$882,084,246.10
2.	Collections allocable to Principal				$27,422,005.08
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,377,876.63

5.	Pool Balance on the close of the last day of the related Collection Period				$853,284,364.39
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				59,962
7.	Initial Pool Balance				$1,000,000,022.05

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$64,084,245.99		$35,284,364.28
	b.	Class A-2 Note Balance	$304,000,000.00		$304,000,000.00
	c.	Class A-3 Note Balance	$343,000,000.00		$343,000,000.00
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$21,000,000.00		$21,000,000.00
	f.	Class C Note Balance	$19,500,000.00		$19,500,000.00
	g.	Class D Note Balance	$14,000,000.00		$14,000,000.00

	h.	Note Balance (sum a - g)	$877,084,245.99		$848,284,364.28

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.3426965		0.1886864
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8770842		0.8482844

10.	Overcollateralization Target Amount				$5,000,000.11

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.11

12.	Weighted Average Coupon			%	8.61%
13.	Weighted Average Original Term			months	66.29
14.	Weighted Average Remaining Term			months	56.45

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,347,767.04
	b.	Liquidation Proceeds allocable to Finance Charge			$942.86
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,348,709.90

16.	Principal:
	a.	Collections allocable to Principal			$27,422,005.08
	b.	Liquidation Proceeds allocable to Principal			$463,376.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$27,885,381.08

17.	Total Finance Charge and Principal Collections (15d+16d)		$34,234,090.98
18.	Interest Income from Collection Account		$2,827.62
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$34,236,918.60

Available Funds

21.	Available Collections		$34,236,918.60
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$34,236,918.60

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$735,070.21
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$735,070.21

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,513.03
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,513.03

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$11,463.96
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$11,463.96

	e.	Class A-2 Monthly Interest	$108,933.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$108,933.33

	i.	Class A-3 Monthly Interest	$148,633.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$148,633.33

	m.	Class A-4 Monthly Interest	$73,404.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$73,404.17

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$19,250.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$19,250.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,375.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$24,375.00

32.	Tertiary Principal Distributable Amount		$9,799,881.60

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$26,716.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a—c)	$26,716.67

34.	Quaternary Principal Distributable Amount		$14,000,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$24,953,241.30

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,000,000.11

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,348,709.90
	b.	Total Daily Deposits of Principal Collections	$27,885,381.08
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,827.62

	e.	Total Deposits to Collection Account (sum a—d)	$34,236,918.60

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$735,070.21
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,513.03
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,212,658.17
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,283,677.19

	f.	Total Withdrawals from Collection Account (sum a—e)	$34,236,918.60

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$11,463.96
	b.	Class A-2 Interest Distribution	$108,933.33
	c.	Class A-3 Interest Distribution	$148,633.33
	d.	Class A-4 Interest Distribution	$73,404.17
	e.	Class B Interest Distribution	$19,250.00
	f.	Class C Interest Distribution	$24,375.00
	g.	Class D Interest Distribution	$26,716.67
	h.	Class A-1 Principal Distribution	$28,799,881.71
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a—n)	$29,212,658.17

44.	Withdrawals
	a.	Class A-1 Distribution	$28,811,345.67
	b.	Class A-2 Distribution	$108,933.33
	c.	Class A-3 Distribution	$148,633.33
	d.	Class A-4 Distribution	$73,404.17
	e.	Class B Distribution	$19,250.00
	f.	Class C Distribution	$24,375.00
	g.	Class D Distribution	$26,716.67

	h.	Total Withdrawals from Note Payment Account (sum a—g)	$29,212,658.17

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$4,283,677.19
	b.	Reserve Account surplus (Ln 55)	$235.77

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$4,283,912.96

46.	Withdrawals
	a.	Certificateholder Distribution	$4,283,912.96

	b.	Total Withdrawals from Certificate Payment Account	$4,283,912.96

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.06	$2,500,000.06
	b.	Note Balance	$848,284,364.28

48.	Required Reserve Account Amount		$2,500,000.06

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.06
50.	Investment Earnings		$235.77
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,235.83
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$235.77

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$735,070.21
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,513.03
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$29,212,658.17
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$4,283,677.19
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$235.77
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$28,811,345.67
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$108,933.33
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$148,633.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$73,404.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$19,250.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$24,375.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$26,716.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$4,283,912.96

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$913,557.77
74.	Cumulative Net Losses			$1,954,921.17
75.	Cumulative Net Loss Percentage			0.1955%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	934	$11,626,302.69
	b.	61 to 90 days past due	265	$3,426,713.77
	c.	91 or more days past due	108	$1,181,045.17

	d.	Total Past Due (sum a-c)	1,307	16,234,061.63

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,013,588,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 11, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer